Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	RICI Linked - PAM Advisors Fund, LLC
Entity Central Index Key	0001462567
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No